Financial risk management - Foreign currency risk (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Net working capital asset	$ 85.3	$ 75.3
Reasonably possible change in risk variable, percent	10.00%
Impact on value of net working capital	$ 8.5	$ 7.5